Consolidated Statements of Income and Comprehensive Income (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
REVENUES	$ 27,789,275	$ 3,854,803	$ 46,804,017	$ 44,218,895
COST OF REVENUES	25,979,766	3,779,021	42,430,937	39,431,508
GROSS PROFIT	1,809,509	75,782	4,373,080	4,787,387
OPERATING EXPENSES:
Selling	174,849	18,379	342,652	2,458,258
General and administrative	294,618	62,399	833,674	319,913
Total Operating Expenses	469,467	80,778	1,176,326	2,778,171
INCOME (LOSS) FROM OPERATIONS	1,340,042	(4,996)	3,196,754	2,009,216
OTHER INCOME (EXPENSES):
Interest income	385	16	20,501	420
Interest expense	(239,337)	(36,564)	(682,121)	(101,097)
Other income (expense)	(10,273)	2,217	(12,046)	3,567
Total Other Expenses	(249,225)	(34,331)	(673,666)	(97,110)
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	1,090,817	(39,327)	2,523,088	1,912,106
PROVISION FOR INCOME TAXES	11,220	0	11,220	0
NET INCOME (LOSS)	1,079,597	(39,327)	2,511,868	1,912,106
COMPREHENSIVE INCOME:
NET INCOME (LOSS)	1,079,597	(39,327)	2,511,868	1,912,106
OTHER COMPREHENSIVE INCOME:
Unrealized foreign currency translation gain	404,437	397,430	1,184,012	445,486
COMPREHENSIVE INCOME	$ 1,484,034	$ 358,103	$ 3,695,880	$ 2,357,592
EARNINGS PER SHARES:
Basic and diluted	$ 0.08	$ 0	$ 0.18	$ 0.15
WEIGHTED AVERAGE NUMBER OF SHARES:
Basic and diluted	13,800,000	12,800,000	13,649,817	12,800,000